DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Other current assets	$ 197	$ 235
Current assets of discontinued operations (Note 4)	197	235
Other Long-Term Assets	0	136
Long-Term Assets of Discontinued Operations (Note 4)	197	371
Current Liabilities
Accounts payable and other	181	170
Current liabilities of discontinued operations (Note 4)	181	170
Other Long-Term Liabilities	0	110
Liabilities	$ 181	$ 280